Property, plant and equipment - Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Changes in property, plant and equipment [abstract]
Opening net book amount	$ 1,493,220	[1]	$ 1,480,439
Exchange differences	(181,077)		(54,536)
Additions	169,290		262,151
Revaluation surplus	41,490		(42,384)
Acquisition of subsidiaries			30,658
Reclassification from investment property	3,127		4,816
Transfers	0		0
Disposals	13,320		3,518
Disposals of subsidiaries	(13,496)		(10,972)
Reclassification to non-income tax credits	(363)		(226)
Depreciation	(140,579)		(173,208)
Closing net book amount	1,358,292		1,493,220	[1]
Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	2,615,348		2,429,359
Closing net book amount	2,620,999		2,615,348
Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(1,122,128)		(948,920)
Closing net book amount	(1,262,707)		(1,122,128)
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	709,585		780,184
Exchange differences	(36,422)		(25,205)
Additions	0		1,738
Revaluation surplus	41,490		(42,384)
Acquisition of subsidiaries			815
Reclassification from investment property	0		4,816
Transfers	3,127		0
Disposals	0		0
Disposals of subsidiaries	(10,118)		(10,379)
Reclassification to non-income tax credits	(13,496)		0
Depreciation	0		0
Closing net book amount	694,166		709,585
Farmlands | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	709,585		780,184
Closing net book amount	694,166		709,585
Farmlands | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0		0
Closing net book amount	0		0
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	25,280		16,324
Exchange differences	(432)		(536)
Additions	0		62
Revaluation surplus	0		0
Acquisition of subsidiaries			0
Reclassification from investment property	0		0
Transfers	0		12,643
Disposals	177		0
Disposals of subsidiaries	0		0
Reclassification to non-income tax credits	0		0
Depreciation	(3,086)		(3,213)
Closing net book amount	21,585		25,280
Farmland improvements | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	44,887		32,718
Closing net book amount	44,278		44,887
Farmland improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(19,607)		(16,394)
Closing net book amount	(22,693)		(19,607)
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	232,720		188,622
Exchange differences	(55,368)		(6,846)
Additions	11,279		38,570
Revaluation surplus	0		0
Acquisition of subsidiaries			24,126
Reclassification from investment property	0		0
Transfers	0		13,614
Disposals	10,101		81
Disposals of subsidiaries	(73)		(571)
Reclassification to non-income tax credits	0		0
Depreciation	(21,055)		(24,714)
Closing net book amount	177,604		232,720
Buildings and facilities | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	413,727		344,915
Closing net book amount	379,666		413,727
Buildings and facilities | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(181,007)		(156,293)
Closing net book amount	(202,062)		(181,007)
Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	206,273		205,148
Exchange differences	(112,657)		(8,770)
Additions	52,350		62,320
Revaluation surplus	0		0
Acquisition of subsidiaries			5,280
Reclassification from investment property	(363)		0
Transfers	0		16,772
Disposals	16,182		3,308
Disposals of subsidiaries	(3,092)		(22)
Reclassification to non-income tax credits	0		(226)
Depreciation	(62,788)		(70,921)
Closing net book amount	95,905		206,273
Machinery, equipment, furniture and fittings | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	791,024		718,978
Closing net book amount	743,444		791,024
Machinery, equipment, furniture and fittings | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(584,751)		(513,830)
Closing net book amount	(647,539)		(584,751)
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	253,520		232,956
Exchange differences	30,864		(9,802)
Additions	72,592		102,813
Revaluation surplus	0		0
Acquisition of subsidiaries			0
Reclassification from investment property	0		0
Transfers	0		0
Disposals	0		0
Disposals of subsidiaries	0		0
Reclassification to non-income tax credits	0		0
Depreciation	(52,147)		(72,447)
Closing net book amount	304,829		253,520
Bearer plants | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	573,060		480,049
Closing net book amount	676,516		573,060
Bearer plants | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(319,540)		(247,093)
Closing net book amount	(371,687)		(319,540)
Others
Changes in property, plant and equipment [abstract]
Opening net book amount	6,684		6,301
Exchange differences	(617)		(207)
Additions	1,877		2,160
Revaluation surplus	0		0
Acquisition of subsidiaries			437
Reclassification from investment property	0		0
Transfers	0		35
Disposals	59		129
Disposals of subsidiaries	(37)		0
Reclassification to non-income tax credits	0		0
Depreciation	(1,503)		(1,913)
Closing net book amount	6,463		6,684
Others | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	23,907		21,611
Closing net book amount	25,189		23,907
Others | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(17,223)		(15,310)
Closing net book amount	(18,726)		(17,223)
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	59,158		50,904
Exchange differences	(6,445)		(3,170)
Additions	31,192		54,488
Revaluation surplus	0		0
Acquisition of subsidiaries			0
Reclassification from investment property	0		0
Transfers	0		(43,064)
Disposals	26,165		0
Disposals of subsidiaries	0		0
Reclassification to non-income tax credits	0		0
Depreciation	0		0
Closing net book amount	57,740		59,158
Work in progress | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	59,158		50,904
Closing net book amount	57,740		59,158
Work in progress | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0		0
Closing net book amount	$ 0		$ 0

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.